Quarterly portfolio holdings
John Hancock
Disciplined Value Emerging Markets Equity Fund
International equity
May 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 5-31-26 (unaudited)
	Shares	Value
Common stocks 97.2%		$144,976,192
(Cost $133,613,444)
Australia 0.6%		835,562
Yancoal Australia, Ltd. (A)	175,300	835,562
Brazil 3.5%		5,225,462
AGI, Inc., Class A (B)(C)	29,491	212,335
Localiza Rent a Car SA	272,700	2,271,531
PRIO SA (B)	111,300	1,373,448
Raia Drogasil SA	59,514	220,499
Rede D’Or Sao Luiz SA (A)	83,000	559,745
Suzano SA, ADR	20,931	171,216
TIM SA	31,200	135,449
TIM SA, ADR	12,772	281,239
China 28.2%		42,135,856
Bank of Hangzhou Company, Ltd., Class A	409,300	968,228
Beijing Oriental Yuhong Waterproof Technology Company, Ltd., Class A	428,400	863,120
BYD Company, Ltd., ADR (C)	110,647	1,282,399
BYD Company, Ltd., H Shares	11,300	131,540
China Animal Healthcare, Ltd. (B)(D)	182,000	0
China Dili Group (B)(D)	120,400	4,056
China Huiyuan Juice Group, Ltd. (B)(D)	141,000	0
China Jushi Company, Ltd., Class A	280,400	1,746,561
China Taifeng Beddings Holdings, Ltd. (B)(D)	46,000	0
China Zhongwang Holdings, Ltd. (B)(D)	54,200	0
Contemporary Amperex Technology Company, Ltd., Class A	52,100	3,267,038
CT Environmental Group, Ltd. (B)(D)	154,000	0
Fuguiniao Company, Ltd., H Shares (B)(D)	116,600	0
Great Wall Motor Company, Ltd., H Shares	429,500	566,141
H World Group, Ltd., ADR	24,801	1,113,317
Haier Smart Home Company, Ltd., H Shares	97,200	244,340
Harmonicare Medical Holdings, Ltd. (A)(B)(D)	44,000	0
Hongfa Technology Company, Ltd., Class A	37,800	189,099
HOSA International, Ltd. (B)(D)	86,000	0
J&T Global Express, Ltd. (B)	1,556,000	1,794,281
Jason Furniture Hangzhou Company, Ltd., Class A	85,600	367,800
JD.com, Inc., ADR	95,548	2,754,649
JD.com, Inc., Class A	9,350	134,787
Li Ning Company, Ltd.	153,500	356,222
Link Motion, Inc., ADR (B)(D)	6,959	0
Meihua Holdings Group Company, Ltd., Class A	395,200	549,961
Muyuan Foods Group Company, Ltd., Class A	23,800	133,712
NetEase, Inc., ADR	15,309	1,880,251
New Oriental Education & Technology Group, Inc., ADR	37,721	1,727,245
Pharmaron Beijing Company, Ltd., H Shares (A)	324,200	727,028
Qunxing Paper Holdings Company, Ltd. (B)(D)	969,268	0
Rianlon Corp., Class A (B)	214,900	1,487,548
Sany Heavy Industry Company, Ltd., Class A	237,400	630,310
Satellite Chemical Company, Ltd., Class A	145,500	500,005
Silergy Corp.	301,000	5,729,296
StarPower Semiconductor, Ltd., Class A	215,200	4,092,127
Tencent Holdings, Ltd.	14,800	804,107
Tencent Holdings, Ltd., ADR	2,646	144,472
Tenwow International Holdings, Ltd. (B)(D)	177,000	0
Tian Shan Development Holding, Ltd. (B)(D)	32,000	0
Tongcheng Travel Holdings, Ltd.	531,200	959,639
2	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
China (continued)
Wanhua Chemical Group Company, Ltd., Class A	42,600	$462,316
WuXi AppTec Company, Ltd., Class A	90,200	1,353,607
WuXi AppTec Company, Ltd., H Shares (A)	162,100	2,699,094
XCMG Construction Machinery Company, Ltd., Class A	205,200	295,598
Youyuan International Holdings, Ltd. (B)(D)	26,000	0
Yum China Holdings, Inc.	20,727	879,447
Yutong Bus Company, Ltd., Class A	116,500	556,259
Zhejiang Glass Company, Ltd., H Shares (B)(D)	172,000	0
Zhongtian Financial Group Company, Ltd., Class A (B)(D)	101,900	0
Zoomlion Heavy Industry Science and Technology Company, Ltd., Class A	267,600	285,170
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares (C)	494,000	455,086
Colombia 0.3%		473,271
Grupo Cibest SA, ADR	6,900	473,271
Greece 0.8%		1,172,403
FF Group (B)(D)	6,657	0
Hellenic Telecommunications Organization SA	55,258	1,172,403
Hong Kong 6.9%		10,264,479
Alibaba Group Holding, Ltd.	10,000	155,042
Anxin-China Holdings, Ltd. (B)(D)	1,988,000	0
CECEP COSTIN New Materials Group, Ltd. (B)(D)	162,000	0
China Common Rich Renewable Energy Investments, Ltd. (B)(D)	2,486,000	0
China Fiber Optic Network System Group, Ltd. (B)(D)	419,600	0
China Lumena New Materials Corp. (B)(D)	31,800	0
China Metal Recycling Holdings, Ltd. (B)(D)	14,579,934	0
China Properties Group, Ltd. (B)(D)	19,000	503
China Resources Beer Holdings Company, Ltd.	532,000	1,643,926
DBA Telecommunication Asia Holdings, Ltd. (B)(D)	32,000	0
Galaxy Entertainment Group, Ltd.	181,000	720,916
Geely Automobile Holdings, Ltd.	796,000	1,910,319
Hua Han Health Industry Holdings, Ltd. (B)(D)	1,111,910	0
Nan Hai Corp., Ltd. (B)(D)	1,900,000	0
REXLot Holdings, Ltd. (B)(D)	2,065,304	0
SMI Holdings Group, Ltd. (B)(D)	228,889	0
Tech Pro Technology Development, Ltd. (B)(D)	966,000	0
Techtronic Industries Company, Ltd.	79,500	1,180,224
Time Interconnect Technology, Ltd. (C)	388,000	949,094
WH Group, Ltd. (A)	3,210,000	3,704,455
Hungary 0.3%		396,813
OTP Bank NYRT	2,890	396,813
India 4.5%		6,711,054
Aurobindo Pharma, Ltd.	146,968	2,198,830
Bajaj Auto, Ltd.	13,870	1,529,254
Bharti Airtel, Ltd.	43,065	827,675
Chennai Super Kings Cricket, Ltd. (B)(D)	271,316	180,696
HDFC Bank, Ltd., ADR	30,101	715,802
Hero MotoCorp, Ltd.	24,269	1,258,797
Indonesia 0.3%		434,200
Bakrie Telecom Tbk PT (B)(D)	22,579,900	0
Bank Mandiri Persero Tbk PT	1,861,200	424,998
Hanson International Tbk PT (B)(D)	4,000,200	0
Inovisi Infracom Tbk PT (B)(D)	671,012	0
Pool Advista Indonesia Tbk PT (B)(D)	37,300	104
Rimo International Lestari Tbk PT (B)(D)	2,464,700	6,896
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	3

	Shares	Value
Indonesia (continued)
Sri Rejeki Isman Tbk PT (B)(D)	937,100	$0
Sugih Energy Tbk PT (B)(D)	8,409,300	0
Suryainti Permata Tbk PT (B)(D)	1,802,000	0
Trada Alam Minera Tbk PT (B)(D)	1,919,200	0
Truba Alam Manunggal Engineering PT (B)(D)	19,436,000	0
Waskita Karya Persero Tbk PT (B)(D)	458,390	2,202
Ireland 0.3%		442,634
PDD Holdings, Inc., ADR (B)	5,242	442,634
Japan 0.7%		1,017,970
Suzuki Motor Corp.	82,200	1,017,970
Luxembourg 6.2%		9,255,525
Millicom International Cellular SA	94,980	8,107,493
Zabka Group SA (B)	163,047	1,148,032
Mexico 6.2%		9,210,103
America Movil SAB de CV, ADR	128,272	3,255,543
America Movil SAB de CV, Series B	3,566,500	4,542,211
Coca-Cola Femsa SAB de CV, ADR	7,680	826,061
Kimberly-Clark de Mexico SAB de CV, Class A	264,700	586,288
Netherlands 0.8%		1,129,545
NXP Semiconductors NV	3,515	1,129,545
Peru 3.7%		5,556,773
Credicorp, Ltd.	16,218	5,556,773
Philippines 0.8%		1,220,112
ACR Mining Corp. (B)(D)	3,145	248
International Container Terminal Services, Inc.	99,600	1,216,962
Phoenix Petroleum Philippines, Inc. (B)(D)	68,600	2,902
Russia 0.0%		0
Gazprom PJSC, ADR (B)(D)	30,453	0
Magnitogorsk Iron & Steel Works PJSC, GDR (B)(D)	2,363	0
MMC Norilsk Nickel PJSC, ADR (B)(D)	5,418	0
Novatek PJSC, GDR (B)(D)	143	0
PhosAgro PJSC, GDR (B)(D)	13	0
Rostelecom PJSC, ADR (B)(D)	3,714	0
RusHydro PJSC, ADR (B)(D)	28,619	0
Sberbank of Russia PJSC, ADR (B)(D)	23,885	0
Severstal PAO, GDR (B)(D)	2,129	0
VTB Bank PJSC, GDR (B)(D)	23,800	0
Saudi Arabia 2.3%		3,500,321
Al Rajhi Bank	24,322	430,103
The Saudi National Bank	288,577	3,070,218
Singapore 2.8%		4,134,707
Oversea-Chinese Banking Corp., Ltd.	188,100	3,452,466
Wilmar International, Ltd.	242,500	682,241
South Africa 1.6%		2,417,549
Absa Group, Ltd.	32,206	469,433
Discovery, Ltd.	36,512	624,773
FirstRand, Ltd.	122,152	695,208
MTN Group, Ltd.	47,070	628,135
South Korea 7.4%		11,043,128
Hana Financial Group, Inc.	22,715	1,738,177
4	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
Hyundai Mobis Company, Ltd.	685	$348,828
Jeil Savings Bank (B)(D)	1,850	0
KB Financial Group, Inc., ADR	1,544	156,623
Kia Corp.	5,616	630,004
KT Corp., ADR	8,267	147,318
LG Electronics, Inc.	3,573	696,644
Samsung Electronics Company, Ltd.	12,392	2,599,763
Samsung Electronics Company, Ltd., GDR	847	4,493,232
Youngone Corp.	4,422	232,539
Spain 0.3%		398,800
Banco Bilbao Vizcaya Argentaria SA, ADR	17,050	398,800
Switzerland 1.6%		2,394,868
STMicroelectronics NV, NYRS	34,553	2,394,868
Taiwan 13.5%		20,159,960
E Ink Holdings, Inc.	150,000	1,054,141
Globalwafers Company, Ltd.	14,000	443,980
Lotes Company, Ltd.	4,000	334,498
Pharmally International Holding Company, Ltd. (B)(D)	3,533	0
Prodisc Technology, Inc. (B)(D)	540,000	0
Quanta Computer, Inc.	33,000	354,179
Sinbon Electronics Company, Ltd.	229,000	2,292,772
Sino-American Electronic Company, Ltd. (B)(D)	10,961	0
Taiwan Kolin Company, Ltd. (B)(D)	400,000	0
Taiwan Land Development Corp. (B)(D)	58,353	0
Taiwan Semiconductor Manufacturing Company, Ltd.	163,000	12,075,905
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	2,690	1,125,631
Tripod Technology Corp.	81,000	1,335,105
Vanguard International Semiconductor Corp.	215,000	1,143,749
Wintek Corp. (B)(D)	819,661	0
Thailand 1.2%		1,732,096
Com7 PCL, NVDR	672,700	535,859
Kasikornbank PCL	97,500	601,838
Krung Thai Bank PCL	557,000	594,399
Turkey 0.0%		0
Goldas Kuyumculuk Sanayi Ithalat Ve Bagli Ortakliklari (B)(D)	54,847	0
United Kingdom 0.9%		1,368,157
Pepco Group NV	147,929	1,368,157
United States 0.6%		979,501
AngloGold Ashanti PLC	1,452	140,612
EPAM Systems, Inc. (B)	1,005	102,972
The Mosaic Company	9,374	224,039
Weatherford International PLC	4,939	511,878
Uruguay 0.9%		1,365,343

Arcos Dorados Holdings, Inc., Class A	156,936	1,365,343
Preferred securities 1.0%		$1,575,160
(Cost $515,222)
Brazil 0.0%		29,659
Localiza Rent a Car SA	3,696	29,659
Colombia 0.1%		245,965
Grupo Cibest SA	14,626	245,965
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	5

	Shares	Value
South Korea 0.9%		$1,299,536
Samsung Electronics Company, Ltd.	9,713	1,299,536

	Yield (%)	Shares	Value
Short-term investments 4.3%			$6,393,429
(Cost $6,393,450)
Short-term funds 4.3%			6,393,429
Fidelity Government Portfolio, Institutional Class	3.5171(E)	5,266,293	5,266,293
John Hancock Collateral Trust (F)	3.5217(E)	112,706	1,127,136

Total investments (Cost $140,522,116) 102.5%	$152,944,781
Other assets and liabilities, net (2.5%)	(3,748,496)
Total net assets 100.0%	$149,196,285

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NYRS	New York Registry Shares
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 5-31-26. The value of securities on loan amounted to $1,079,525.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	The rate shown is the annualized seven-day yield as of 5-31-26.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
The fund had the following sector composition as a percentage of net assets on 5-31-26:
Information technology	28.2%
Consumer discretionary	15.2%
Communication services	14.8%
Financials	14.2%
Industrials	8.8%
Consumer staples	6.0%
Health care	5.1%
Materials	4.1%
Energy	1.8%
Short-term investments and other	1.8%
TOTAL	100.0%
6	JOHN HANCOCK DISCIPLINED VALUE EMERGING MARKETS EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of May 31, 2026, by major security category or type:
	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$835,562	—	$835,562	—
Brazil	5,225,462	$5,225,462	—	—
China	42,135,856	9,781,780	32,350,020	$4,056
Colombia	473,271	473,271	—	—
Greece	1,172,403	—	1,172,403	—
Hong Kong	10,264,479	—	10,263,976	503
Hungary	396,813	—	396,813	—
India	6,711,054	715,802	5,814,556	180,696
Indonesia	434,200	—	424,998	9,202
Ireland	442,634	442,634	—	—
Japan	1,017,970	—	1,017,970	—
Luxembourg	9,255,525	8,107,493	1,148,032	—
Mexico	9,210,103	9,210,103	—	—
Netherlands	1,129,545	1,129,545	—	—
Peru	5,556,773	5,556,773	—	—
Philippines	1,220,112	—	1,216,962	3,150
Russia	—	—	—	—
Saudi Arabia	3,500,321	—	3,500,321	—
Singapore	4,134,707	—	4,134,707	—
South Africa	2,417,549	—	2,417,549	—
South Korea	11,043,128	303,941	10,739,187	—
Spain	398,800	398,800	—	—
|	7

	Total value at 5-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Switzerland	$2,394,868	$2,394,868	—	—
Taiwan	20,159,960	1,125,631	$19,034,329	—
Thailand	1,732,096	—	1,732,096	—
Turkey	—	—	—	—
United Kingdom	1,368,157	—	1,368,157	—
United States	979,501	979,501	—	—
Uruguay	1,365,343	1,365,343	—	—
Preferred securities
Brazil	29,659	29,659	—	—
Colombia	245,965	245,965	—	—
South Korea	1,299,536	—	1,299,536	—
Short-term investments	6,393,429	6,393,429	—	—
Total investments in securities	$152,944,781	$53,880,000	$98,867,174	$197,607
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	112,706	$5,483,583	$18,943,117	$(23,299,022)	$157	$(699)	$24,667	—	$1,127,136
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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